Investment Objectives and Goals - Templeton Developing Markets Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON DEVELOPING MARKETS TRUST
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.